Note 37 - Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 180,942	€ 152,143
Financial assets at fair value through profit or loss	491,233	527,980
Financial assets at fair value through other comprehensive income	28,979	55,834
Loans at amortized cost	472,069	426,691
Other	151,482	162,313
Total	1,324,705	1,324,961
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	196	153
Financial assets at fair value through profit or loss	55,325	52,494
Financial assets at fair value through other comprehensive income	6,648	8,110
Loans at amortized cost	79,764	78,144
Other	3,233	3,316
Total	€ 145,166	€ 142,217